Dividends to shareholders - Dividends Paid (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 19, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividends to shareholders
Dividends charged to equity		$ 3,541	$ 3,543	$ 3,540
Exchange losses/(gain) on payment of dividend		10	(4)	3
Hedge contracts relating to dividend payments		$ (67)	$ (20)	$ 18
Dividends paid (per share)	$ 1.90